Investments - Schedule of Investments in Unconsolidated Affiliates (Details) - USD ($) $ in Millions	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates		$ 906.3	$ 397.2
Ceridian
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)		23.30%
Investments in unconsolidated affiliates		$ 392.6	359.7
Dun And Bradstreet Corporation
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates		478.2	0.0
Other
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates		$ 35.5	$ 37.5
Ceridian | Ceridian
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)		23.30%
Dun And Bradstreet Corporation | Dun And Bradstreet Corporation
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)	24.30%